GOVERNMENT FEES AND OTHER TAXES (Schedule of Government Fees and Other Taxes Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of government fees and other taxes [Abstract]
Government fees	$ 162	$ 351
Other taxes	2,537	2,620
Total government fees and other taxes consist	$ 2,699	$ 2,971